Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of amounts reported in the financial statements to amounts reported on Form 5500 as of and for the years ended December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$57,227,223	$50,250,051
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(68,530)	(120,148)
Net assets available for benefits per Form 5500	$57,158,693	$50,129,903

Net increase in net assets available for benefits per the financial statements	$6,977,172	$1,075,199
Prior year adjustment from contract value to fair value for fully benefit-responsive investment contracts	120,148	135,437
Current year adjustment from contract value to fair value for fully benefit-responsive investment contracts	(68,530)	(120,148)
Net increase in net assets per Form 5500	$7,028,790	$1,090,488